Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deposits and Other Current Assets, Net [Abstract]
Deposits	$ 72,071	$ 31,070
Prepayment	3,261	139
Interest income receivables from fixed deposit bank accounts		34,421
Other current assets, net	1,931	6,869
Deposits and other current assets, net	$ 77,263	$ 72,499